ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 11) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current portion:
Non-current portion subtotal	$ 9,529	$ 29,205
Current portion:
Amounts due to credit card operators	172,425	173,271
Acceptance of letters of credit	2,894	2,780
Other long-term financial obligations, short-term portion	30,552	36,774
Current portion subtotal	205,871	212,825
Total other financial liabilities	215,400	242,030
Due After 1 Year But Within 2 Years [Member]
Non-current portion:
Non-current portion subtotal	9,221	23,401
Due After 2 Years But Within 3 years [Member]
Non-current portion:
Non-current portion subtotal	40	4,181
Due After 3 Years But Within 4 Years [Member]
Non-current portion:
Non-current portion subtotal	44	194
Due After 4 Years But Within 5 Years [Member]
Non-current portion:
Non-current portion subtotal	48	210
Due After 5 Years [Member]
Non-current portion:
Non-current portion subtotal	$ 176	$ 1,219